Transactions with Related Parties (Details Narrative) - USD ($) $ in Thousands			9 Months Ended
	Mar. 07, 2017	Aug. 09, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Due to related parties			$ 5,777		$ 1,953
Litigation escrow deposit					300
Promissory note issued			$ 2,500		2,500
Promissory note, interest rate			2.75%
Interest and financing costs, net			$ 2,157	$ 2,109
Promissory Note [Member] | Maritime Investors [Member]
Promissory note issued			$ 2,500
Promissory note, interest rate			2.75%
Interest and financing costs, net			$ 17	$ 17
Debt instrument, maturity extension	1 year	1 year
Additional cost incurred on extension of maturity	$ 0	$ 0
Promissory note maturity date	Jan. 15, 2019	Jan. 15, 2018
Pyxis Maritime Corporation
Due to related parties			1,953		5,777
Litigation escrow deposit			$ 300		$ 300